SCHEDULE OF CURRENT AND NON-CURRENT PORTIONS OF LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Payables and Accruals [Abstract]
Consideration payable to WeBank, current (Note 10)		¥ 78,207	¥ 55,887
Tax payables		65,506	66,010
Accrued service fee for IT and other professional support		61,518	65,514
Deposits		34,925	40,162
Accrued advertising expenses		29,739	34,942
Accrued service fee for transaction support		25,580	24,386
Accrued salaries and benefits		21,872	13,834
Interest payable		19,460	4,457
Deferred revenue		14,404	13,909
Others		19,591	17,734
Other payables and accruals	$ 51,355	¥ 370,802	¥ 336,835